Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of derivative liabilities at fair value
Input	October 1, 2020	Issuance of January 2020 Note (January 2020)	Issuance of December 2019 Note and December 31, 2019	Issuances of Initial 2019 Notes (July 2019)	Issuances of Initial 2019 Notes (June 2019)	Issuances of Initial 2019 Notes (February 2019)

Probability-weighted conversion discount	2.5 - 50.0%	50.0%	23.9 - 50.0%	24.1%	24.4%	24.4%
Remaining term (years)	0.0 - 4.3	5.0	0.7 - 4.5	5.0	2.0	2.0
Equity volatility	NA	NA	63.0 - 71.0%	74.0%	78.0%	75.0%
Risk rate[1]	19.6 - 57.7%	50.0%	27.2 - 50.0%	29.0%	26.6%	34.2%
Probability of next financing event[1]	100.0%	70.0%	70.0%	50.0%	50.0%	50.0%
Timing of next financing event[1]	10/1/2020	9/30/2020	9/30/2020	3/31/2020	3/31/2020	9/30/2019
Probability of default event[1]	0.0%	30.0%	25.0 - 30.0%	50.0%	50.0%	50.0%
Timing of default event[1]	NA	9/30/2020	9/30/2020	3/31/2020	3/31/2020	9/30/2019
Probability of sale event[1]	0.0%	0.0%	0.0 - 5.0%	0.0%	0.0%	0.0%
Timing of sale event[1]	NA	NA	9/30/2020	NA	NA	NA
Negotiation discount1 2	0.0 - 0.1%	24.2%	21.7%	0.0%	0.0%	0.0%

Schedule of assets and liabilities that are measured at fair value on a recurring basis
	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets	(in thousands)
Cash and cash equivalents	$389,705	$-	$-	$389,705
Held-to-maturity investments:
Treasury securities	-	149,995	-	149,995
Commercial paper	-	37,948	-	37,948
Corporate bonds and notes	-	49,829	-	49,829

Total Assets	$389,705	$237,772	$-	$627,477
	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities	(in thousands)
Convertible notes payable derivative liabilities	$-	$-	$8,351	$8,351

Total Liabilities	$-	$-	$8,351	$8,351

Schedule of Level III instruments
Balance, December 31, 2018	$2,068
Issuance of convertible notes payable derivative liabilities	7,428
Fair value adjustments	(1,145)

Balance, December 31, 2019	8,351
Issuance of convertible note payable derivative liability	2,656
Fair value adjustments	1,358
Settlement of convertible notes payable derivative liabilities	(12,365)

Balance, December 31, 2020	$-